Shareholders' Equity	6 Months Ended
Apr. 30, 2023
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 16 – SHAREHOLDERS’ EQUITY

As of April 30, 2023 and October 31, 2022, the Company had 2,584,804 and 1,363,630 shares issued and outstanding.

On October 31, 2020, pursuant to a special resolution adopted by its shareholders to amend and restate the memorandum and articles of associations, the Company conducted a subdivision of its par value with each share of a par value of $0.09 of the authorized share capital of the Company (including issued and unissued share capital) be subdivided into 5 shares of a par value of $0.018 each (the “Share Subdivision”). Immediately following the Share Subdivision, the authorized share capital of the Company was $27,778 divided into 2,777,778 shares of a par value of $0.018 each, and the total issued and outstanding shares were 277,778.

Subsequent to the Share Subdivision, the Company increased its authorized share capital from 2,777,778 shares to 8,333,333 shares with a par value of $0.018 per share, and issued a stock dividend on 2 for 1 on post-Share Subdivision basis, whereby each shareholder holding 1 share of the 277,778 shares outstanding immediately preceding this stock dividend was issued an additional 2 shares; therefore, a total of 555,556 shares were issued; immediately following this transaction, there were a total of 833,333 shares issued and outstanding. All shares and per share amounts for all periods presented herein have been adjusted to reflect the Share Subdivision and stock dividend as if it had occurred at the beginning of the first period presented.

On May 20, 2021, we issued 288,889 ordinary shares to the investors in connection with the closing of the initial public offering at the offering price of $90.00 per share.

On October 28, 2022, the Company issued 11,111 ordinary shares to a non-related party as service compensation for $60,000

For the year ended October 31, 2022, the Company also issued 162,139 ordinary shares for conversion of note payable in the amount of $2,236,684.

For the six months ended April 30, 2023, the Company issued 598,952 ordinary shares for conversion of note payable in the amount of $1,673,099, issued 444,444 ordinary shares for net cash proceeds in the amount of $1,200,000, and issued 177,778 ordinary shares for compensation in the amount of $540,000.

Reverse Stock Split

On July 7, 2023, our Board of Directors declared a reverse share split at a ratio of 1-for-18 for shares having a par value of $0.001 per share with effect from July 10. Following the reverse split, the shares will have a par value of $0.018 per share. There was no effect on total stockholders’ equity. All references made to share or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect the effects of the reverse stock split.